Business Combinations (Details) - USD ($)	Dec. 16, 2020	Dec. 31, 2020
Business Acquisition [Line Items]
Total consideration	$ 236,887,000
Business Combination, Consideration Transferred	236,887,000
Sale of Stock, Price Per Share		$ 10.00
BurgerFi Holdings, LLC [Member]
Business Acquisition [Line Items]
Total consideration	236,887,000
Cash payment	30,000,000
Shares issued to acquire business	$ 103,680,000
Business combination, Number of shares issued	6,603,773
Contingent consideration	$ 103,207,000
Business Combination, Consideration Transferred	$ 236,887,000
Post Business Combination Additional Common Stock Issuable Based On Stock Price Targets	9,356,459
BurgerFi Holdings, LLC [Member] | Share Trigger Price One [Member]
Business Acquisition [Line Items]
Post Business Combination Additional Common Stock Issuable Based On Stock Price Targets	3,947,368
Sale of Stock, Price Per Share	$ 19.00
BurgerFi Holdings, LLC [Member] | Share Trigger Price Two [Member]
Business Acquisition [Line Items]
Post Business Combination Additional Common Stock Issuable Based On Stock Price Targets	3,409,091
Sale of Stock, Price Per Share	$ 22.00
BurgerFi Holdings, LLC [Member] | Share Trigger Price Three [Member]
Business Acquisition [Line Items]
Post Business Combination Additional Common Stock Issuable Based On Stock Price Targets	2,000,000
Sale of Stock, Price Per Share	$ 25.00
BurgerFi Holdings, LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Useful life of intangible assets acquired	7 years
Identifiable intangible assets value	$ 24,839,000
BurgerFi Holdings, LLC [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Useful life of intangible assets acquired	30 years
Identifiable intangible assets value	$ 83,033,000
BurgerFi Holdings, LLC [Member] | Reef Kitchen [Member]
Business Acquisition [Line Items]
Useful life of intangible assets acquired	10 years
Identifiable intangible assets value	$ 8,882,000